Income Taxes - Schedule of Significant Components of Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Intangible assets	$ 842	$ 1,204
Property, plant and equipment	8,963	10,078
Financial assets	7,044	8,764
Inventories	4,131	2,633
Receivables, other assets	1,207	2,941
Liabilities
Provisions	18,825	20,275
Liabilities	31,093	28,185
Other
Loss carryforwards	43,753	54,918
Interest Carry forwards	9,041	8,162
Tax credits	1,022	0
Other	2,750	0
Total deferred tax assets (gross)	128,671	137,160
Valuation allowance	(40,905)	(54,596)
Total deferred tax assets (net)	87,766	82,564
Deferred income tax assets	52,395	38,195
Assets
Intangible assets	12,973	740
Property, plant and equipment	30,628	32,784
Financial assets	6,719	6,629
Receivables, other assets	12,157	13,578
Liabilities
Other	8,005	2,238
Provisions	6,441	6,808
Liabilities	3,953	2,062
Gross deferred tax liabilities	80,876	64,839
Deferred income tax liabilities	45,504	20,470
Net deferred tax asset / (liability) positions	$ 6,891	$ 17,725